NET INCOME (LOSS) PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET INCOME (LOSS) PER ORDINARY SHARE
Schedule of basic and diluted net income (loss) per share computation

The following table sets forth the basic and diluted net income (loss) per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the Year Ended
	December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income (loss)	225,820,409	(49,462,929)	(271,835,982)

Denominator:
Weighted average number of ordinary shares outstanding	153,174,715	154,109,051	154,795,461
Weighted average number of ordinary shares equivalents outstanding	497,643	1,067,871	2,020,644

Denominator for basic net income (loss) per ordinary share	153,672,358	155,176,922	156,816,105
Dilutive effect of outstanding share options	4,366,690	—	—
Dilutive effect of unvested restricted share units	2,421,928	—	—

Denominator for diluted net income (loss) per ordinary share	160,460,976	155,176,922	156,816,105

Net income (loss) per ordinary share
—Basic	1.47	(0.32)	(1.73)
—Diluted	1.41	(0.32)	(1.73)

Schedule of antidilutive securities

Securities that could potentially dilute basic net income (loss) per share in the future that were not included in the computation of diluted net income (loss) per share because to do so would have been antidilutive for the years ended December 31, 2022 and 2023 were as follow:

	For the Year Ended
	December 31,
	2022	2023
Share options	4,414,608	3,943,058
Unvested restricted share units	3,890,658	2,003,074